Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2024	2025	Note
Chunghwa Telecom Co., Ltd.	Senao International Co., Ltd. (“SENAO”)	Handset and peripherals retailer, sales of CHT mobile phone plans as an agent	28	28	a)
	Light Era Development Co., Ltd. (“LED”)	Planning and development of real estate and intelligent buildings, and property management	100	100
	Donghwa Telecom Co., Ltd. (“DHT”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Telecom Singapore Pte., Ltd. (“CHTS”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa System Integration Co., Ltd. (“CHSI”)	Providing system integration services and telecommunications equipment	100	100
	Chunghwa Investment Co., Ltd. (“CHI”)	Investment	89	89
	CHIEF Telecom Inc. (“CHIEF”)	Network integration, internet data center (“IDC”), communications integration and cloud application services	56	56	b)
	CHYP Multimedia Marketing & Communications Co., Ltd. (“CHYP”)	Digital information supply services and advertisement services	100	100
	Prime Asia Investments Group Ltd. (“Prime Asia”)	Investment	100	100
	Spring House Entertainment Tech. Inc. (“SHE”)	Software design services, internet contents production and play, and motion picture production and distribution	56	56
	Chunghwa Telecom Global, Inc. (“CHTG”)	International private leased circuit, internet services, and transit services	100	100
	Chunghwa Telecom Vietnam Co., Ltd. (“CHTV”)	Intelligent energy saving solutions, international circuit, and information and communication technology (“ICT”) services	100	100
	Smartfun Digital Co., Ltd. (“SFD”)	Providing diversified family education digital services	65	65
	Chunghwa Telecom Japan Co., Ltd. (“CHTJ”)	International private leased circuit, IP VPN service, and IP transit services	100	100
	Chunghwa Sochamp Technology Inc. (“CHST”)	Design, development and production of Automatic License Plate Recognition software and hardware	37	—	c)
	Honghwa International Co., Ltd. (“HHI”)	Telecommunications engineering, sales agent of mobile phone plan application and other business services, etc.	100	100
	Chunghwa Leading Photonics Tech Co., Ltd. (“CLPT”)	Production and sale of electronic components and finished products	70	62	d)
	Chunghwa Telecom (Thailand) Co., Ltd. (“CHTT”)	International private leased circuit, IP VPN service, ICT and cloud VAS services	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2024	2025	Note
Chunghwa Telecom Co., Ltd.	CHT Security Co., Ltd. (“CHTSC”)	Computing equipment installation, wholesale of computing and business machinery equipment and software, management consulting services, data processing services, digital information supply services and internet identity services	63	57	e)
	International Integrated Systems, Inc. (“IISI”)	IT solution provider, IT application consultation, system integration and package solution	50	45	f)
	Chunghwa Digital Cultural and Creative Capital Co., Ltd (“CDCC Capital”)	Investment and management consulting	100	100	g)
	Chunghwa Telecom Europe GmbH (“CHTEU”)	International private leased circuit, internet services, transit services and ICT services	100	100	h)
	CHT InventAI Co., Ltd. (“CHAI”)	AI software, system development application services, and enterprise consulting	—	100	i)
Senao International Co., Ltd.	Youth Co., Ltd. (“Youth”)	Sale of information and communication technologies products	96	96
	Aval Technologies Co., Ltd. (“Aval”)	Sale of information and communication technologies products	100	100
	Senyoung Insurance Agent Co., Ltd. (“SENYOUNG”)	Property and liability insurance agency	100	100
Youth Co., Ltd.	ISPOT Co., Ltd. (“ISPOT”)	Sale of information and communication technologies products	100	100
Aval Technologies Co., Ltd.	Wiin Technology Co., Ltd. (“Wiin”)	Sale of information and communication technologies products	100	100
CHIEF Telecom Inc.	Unigate Telecom Inc. (“Unigate”)	Telecommunications and internet service	100	100
	Chief International Corp. (“CIC”)	Telecommunications and internet service	100	100
	Shanghai Chief Telecom Co., Ltd. (“SCT”)	Telecommunications and internet service	49	49	j)
Chunghwa Investment Co., Ltd.	Chunghwa Precision Test Tech. Co., Ltd. (“CHPT”)	Production and sale of semiconductor testing components and printed circuit board	34	34	k)
Chunghwa Precision Test Tech. Co., Ltd.	Chunghwa Precision Test Tech. USA Corporation (“CHPT (US)”)	Design and after-sale services of semiconductor testing components and printed circuit board	100	100
	CHPT Japan Co., Ltd. (“CHPT (JP)”)	Related services of electronic parts, machinery processed products and printed circuit board	100	100
	Chunghwa Precision Test Tech. International, Ltd. (“CHPT (International)”)	Wholesale and retail of electronic materials, and investment	100	100
	TestPro Investment Co., Ltd. (“TestPro”)	Investment	100	100

(Continued)

			Percentage of Ownership interests
			December 31
Name of Investor	Name of Investee	Main Businesses and Products	2024	2025	Note
TestPro Investment Co., Ltd.	NavCore Tech. Co., Ltd. (“NavCore”)	Sale and manufacturing of smart equipment, smart factory software and hardware integration and technical consulting service	54	54
Prime Asia Investments Group Ltd.	Chunghwa Hsingta Co., Ltd. (“CHC”)	Investment	100	100
Chunghwa Precision Test Tech. International, Ltd.	Shanghai Taihua Electronic Technology Limited (“STET”)	Design of printed circuit board and related consultation service	100	100
	Su Zhou Precision Test Tech. Ltd. (“SZPT”)	Assembly processed of circuit board, design of printed circuit board and related consultation service	100	100
International Integrated Systems, Inc.	Unitronics Technology Corp. (“UTC”)	Development and maintenance of information system	100	100
Chunghwa Telecom Singapore Pte., Ltd.	Chunghwa Telecom Malaysia SDN. BHD. (“CHTM”)	International private leased circuit, IP VPN service, and ICT services	—	100	l)

(Concluded)

a)
Chunghwa continues to control more than half of seats of the Board of Directors of SENAO through the support of large beneficial stockholders. As a result, the Company treated SENAO as a subsidiary.
b)
CHIEF issued new shares in December 2024 and March 2025 as its employees exercised options. Therefore, the Company’s ownership interest in CHIEF decreased to 58.57% and 58.56% as of December 31, 2024 and 2025, respectively.
c)
Chunghwa controlled more than half of seats of the Board of Directors of CHST as of December 31, 2024; therefore, the Company treated CHST as a subsidiary. Chunghwa resigned all of its board seats in CHST, waived its right to have majority seats in the Board of Directors under the investment agreement since January 2025. As a result, the Company lost control over CHST and recognized CHST as an investment in associate. Please refer to Note 15(c) for details.
d)
CLPT issued new shares in July 2024 and December 2025 as its employees exercised options. Therefore, the Company’s ownership interest in CLPT decreased to 69.87% and 62.03% as of December 31, 2024 and 2025, respectively.
e)
CHTSC conducted its initial public offering through public underwriting in September 2025, and Chunghwa did not participate in the capital increase of CHTSC in accordance with applicable regulations. CHTSC issued new shares in January 2024, March 2024, December 2024, February 2025, May 2025 and August 2025 as its employees exercised options. In addition, Chunghwa disposed of some shares of CHTSC in August 2024 before CHTSC traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in CHTSC decreased to 63.45% and 56.69% as of December 31, 2024 and 2025, respectively.
f)
IISI was listed in November 2025. Chunghwa did not participate in the capital increase of its initial public offering through public underwriting and disposed of some shares of IISI in accordance with applicable regulations and the price stabilization mechanism. Chunghwa disposed of some shares of IISI in August 2024 before IISI traded its shares on the emerging stock market according to the local requirements. Therefore, the Company’s ownership interest in IISI decreased to 49.64% and 44.53% as of December 31, 2024 and 2025, respectively. Chunghwa continues to control more than half of seats of the Board of Directors of IISI. As a result, the Company treated IISI as a subsidiary.
g)
Chunghwa invested and established CDCC Capital in February 2024. Chunghwa obtained 100% ownership interest of CDCC Capital.
h)
Chunghwa invested and established CHTEU in July 2024. Chunghwa obtained 100% ownership interest of CHTEU.
i)
Chunghwa invested and established CHAI in October 2025. Chunghwa obtained 100% ownership interest of CHAI.
j)
CHIEF has more than half of seats of the Board of Directors of SCT according to the mutual agreements among stockholders and gained control over SCT; hence, SCT is deemed as a subsidiary of the Company.
k)
CHI disposed some shares of CHPT from November to December 2025. Therefore, the Company’s ownership interest in CHPT decreased to 33.74% as of December 31, 2025. Though the Company’s ownership interest in CHPT is less than 50%, the management considered the absolute and relative size of ownership interest, and the dispersion of shares owned by the other stockholders and concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities; hence, CHPT is deemed as a subsidiary of the Company.
l)
CHTS established CHTM in June 2025 and obtained 100% ownership interest in CHTM. The share capital was remitted in October 2025.

Detailed Information of Equity Transactions

The detailed information of the equity transactions for the years ended December 31, 2023, 2024 and 2025 was as follows:

	Year Ended December 31, 2023
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Purchasing UTC shares
	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from (paid to) noncontrolling interests (Note)	$8	$15	$1	$—
The proportionate share of the carrying amount of the net assets of the subsidiary transferred from (to) noncontrolling interests	(2)	(13)	(1)	—
Differences arising from equity transactions	$6	$2	$—	$—

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$6	$2	$—	$—

	Year Ended December 31, 2024
	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHTSC Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cash consideration received from noncontrolling interests (Note)	$14	$14	$9	$207	$52
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)	(14)	(13)	(19)	(16)
Differences arising from equity transactions	$4	$—	$(4)	$188	$36

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$188	$36
Additional paid-in capital - arising from changes in equities of subsidiaries	$4	$—	$(4)	$—	$—

	Year Ended December 31, 2025
	Chunghwa Not Proportionately Participating in the Capital Increase of CHTSC	Chunghwa Not Proportionately Participating in the Capital Increase of IISI	CHIEF Share-Based Payment	CHTSC Share-Based Payment	CLPT Share-Based Payment	Disposal of CHPT Shares	Disposal of IISI Shares
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
			(In Millions)
Cash consideration received from noncontrolling interests	$1,032	$357	$13	$1	$17	$298	$13
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (from) to noncontrolling interests	(500)	(259)	(16)	8	(21)	(72)	(3)
Differences arising from equity transactions	$532	$98	$(3)	$9	$(4)	$226	$10

Line items for equity transaction adjustments
Additional paid-in capital - arising from the difference between the consideration received or paid and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	$—	$—	$—	$—	$—	$226	$8
Additional paid-in capital - arising from changes in equities of subsidiaries	$532	$98	$(3)	$9	$(4)	$—	$2

Less than wholly owned subsidiaries that have material noncontrolling interests [Member]
Disclosure of subsidiaries [Line Items]
Detail Information of Subsidiaries

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2024	2025
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2023	2024	2025	2024	2025
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
SENAO	$510	$353	$322	$4,549	$4,563
CHPT	$15	$295	$630	5,289	5,790
Individually immaterial subsidiaries with noncontrolling interests				3,142	3,987
				$12,980	$14,340

Summarized Financial Information Before Intercompany Eliminations

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current assets	$6,738	$7,103
Noncurrent assets	$3,522	$3,445
Current liabilities	$3,582	$3,911
Noncurrent liabilities	$416	$355
Equity attributable to the parent	$1,713	$1,719
Equity attributable to noncontrolling interests	$4,549	$4,563

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$31,675	$32,503	$33,337
Costs and expenses	30,964	32,012	32,888
Profit for the year	$711	$491	$449

Profit attributable to the parent	$201	$138	$127
Profit attributable to noncontrolling interests	510	353	322
Profit for the year	$711	$491	$449

Other comprehensive income (loss) attributable to the parent	$(9)	$11	$(5)
Other comprehensive income (loss) attributable to noncontrolling interests	(23)	30	(12)
Other comprehensive income (loss) for the year	$(32)	$41	$(17)

Total comprehensive income attributable to the parent	$192	$149	$122
Total comprehensive income attributable to noncontrolling interests	487	383	310
Total comprehensive income for the year	$679	$532	$432

Net cash flow from operating activities	$1,146	$904	$391
Net cash flow from investing activities	36	(356)	(14)
Net cash flow from financing activities	(873)	(819)	(389)
Effect of exchange rate changes on cash and cash equivalents	—	—	—
Net cash inflow (outflow)	$309	$(271)	$(12)

Dividends paid to noncontrolling interests	$408	$371	$306

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below. The summarized financial information below represented amounts before intercompany eliminations.

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Current assets	$4,936	$5,930
Noncurrent assets	$4,222	$4,021
Current liabilities	$1,102	$1,202
Noncurrent liabilities	$21	$13
Equity attributable to CHI	$2,746	$2,946
Equity attributable to noncontrolling interests	$5,289	$5,790

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Revenues and income	$2,941	$3,670	$4,857
Costs and expenses	2,905	3,207	3,893
Profit for the year	$36	$463	$964

Profit attributable to CHI	$21	$168	$334
Profit attributable to noncontrolling interests	15	295	630
Profit for the year	$36	$463	$964

Other comprehensive income (loss) attributable to CHI	$(1)	$6	$(3)
Other comprehensive income (loss) attributable to noncontrolling interests	(2)	10	(5)
Other comprehensive income (loss) for the year	$(3)	$16	$(8)

Total comprehensive income attributable to CHI	$20	$174	$331
Total comprehensive income attributable to noncontrolling interests	13	305	625
Total comprehensive income for the year	$33	$479	$956

Net cash flow from operating activities	$325	$616	$1,574
Net cash flow from investing activities	(244)	(188)	(372)
Net cash flow from financing activities	(409)	(43)	(285)
Effect of exchange rate changes on cash and cash equivalents	(2)	15	(6)
Net cash inflow (outflow)	$(330)	$400	$911

Dividends paid to noncontrolling interests	$253	$11	$168